Subsequent Events (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 22, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 17, 2023 USD ($) $ / shares shares	Sep. 30, 2023 CAD ($) shares	Feb. 06, 2023 USD ($) $ / shares shares	Dec. 09, 2022 shares	Mar. 01, 2022 shares	Jun. 03, 2021 $ / shares	Jun. 21, 2019 shares	May 21, 2019 shares
Subsequent Events (Details) [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares				$ 3.68		$ 17.6
Gross cash proceeds				$ 4,446,200			$ 5,446,769
Shares issued (in Shares) | shares						131,250	897	815,218	156,250		131,250
Price of per share (in Dollars per share) | $ / shares								$ 3.68					$ 0.0015
Gross proceeds								$ 3,000,000
Notes payable						$ 1,857,532
Common shares issued (in Shares) | shares						260,761	64,810		669,636			715		12	1,196
Common shares price per share (in Dollars per share) | $ / shares
Gross cash proceeds		$ (620)	$ 147,726	$ 157,456	$ (108,272)	$ 491,791	$ 258,491
Gross cash proceeds						$ 4,446,200
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common shares issued (in Shares) | shares	989,903
Common shares price per share (in Dollars per share) | $ / shares	$ 2.59
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares										156,250
Price of per share (in Dollars per share) | $ / shares										$ 14.4
Gross proceeds										$ 2,250,000
Notes payable									$ 1,857,532
Gross cash proceeds	$ 2,562,660
Warrants Exercised [Member]
Subsequent Events (Details) [Line Items]
Warrants exercised (in Shares) | shares						252,625			31,250
Gross cash proceeds				$ 115,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares								815,218
Price of per share (in Dollars per share) | $ / shares								$ 3.68
Gross proceeds	$ 2,562,660							$ 3,000,000
Common shares, issued (in Shares) | shares	989,903
Share price (in Dollars per share) | $ / shares	$ 2.59